CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (520,691)	$ (75,492)	¥ (353,204)	¥ 411,157
Adjustments to reconcile net income (loss) to net cash from operating activities
Depreciation of property and equipment	49,208	7,134	45,751	52,137
Amortization of intangible assets	3,817	553	5,071	16,409
Non-cash operating lease expense	6,393	927	18,533	44,086
Provision for credit losses	29,556	4,285	13,688	10,607
Impairment of assets	261,835	37,962	394,979	150,381
Foreign currency exchange (gains) losses	95,434	13,837	(29,799)	(40,361)
Losses (Gains) on disposal of property and equipment and intangible assets	(7,257)	(1,052)	447	3,422
(Gains) Losses on disposal/deemed disposal of businesses and subsidiaries/VIEs	(254)	(37)	2,487	(394,225)
Gains on disposal of investments	(32,536)	(4,717)	(92,143)	(507,346)
Changes in fair value of financial assets	25,658	3,720	(90,606)	(127,739)
Share of loss (income) from equity method investments	12,143	1,761	(60,992)	5,231
Deferred income tax (benefits) expenses	(12,881)	(1,868)	920	(9,628)
Share-based compensation expenses	7,863	1,139	7,150	80,982
Changes in operating assets and liabilities
Accounts receivable	(103,567)	(15,016)	56,990	179,223
Prepayments and other current assets	(447,179)	(64,834)	315,614	(87,319)
Due from related parties	17,736	2,571	68,753	(49,380)
Other non-current assets	9,225	1,337	979	18,103
Accounts payable	(10,391)	(1,507)	31,272	104,725
Accrued expenses and other current liabilities	236,332	34,265	(201,293)	63,046
Operating lease liabilities	(4,335)	(629)	(37,770)	(35,532)
Due to related parties	(15,054)	(2,183)	(10,518)	(24,650)
Income tax payable	(11,776)	(1,707)	17,954	(32,437)
Other non-current liabilities	(13,528)	(1,961)	(1,452)	122,976
Net cash (used in) provided by operating activities	(424,249)	(61,512)	102,811	(46,132)
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(6,783)	(984)	(46,818)	(59,269)
Purchase of long-term investments	(69,581)	(10,088)	(9,500)	(185,924)
Purchase of short-term investments	(1,005,110)	(145,727)	(3,630,357)	(1,375,485)
Proceeds from maturity of short-term investments	1,111,461	161,147	3,726,028	2,327,147
Proceeds from disposal of businesses and subsidiaries/VIE's subsidiaries, net of cash acquired			45,043	159,817
Proceeds from disposal of property and equipment and intangible assets	7,516	1,090	199	2,715
Proceeds from disposal of long-term investments	153,549	22,262	188,193	1,021,746
Loans to related parties			(100,000)	(15,012)
Loans to third parties	(5,000)	(725)	(600)	(6,810)
Repayment of loans from related parties			38,848	7,608
Repayment of loans from third parties	3,000	435	9,800	3,830
Net cash provided by investing activities	189,052	27,410	220,836	1,880,363
Cash flows from financing activities
Proceeds from bank loans				70,119
Repayment for bank loans				(65,423)
Proceeds and advance from share-based awards				2,511
Purchase of shares from noncontrolling shareholders	(4,866)	(706)	(4,620)
Payment of dividends to noncontrolling shareholders			(5,020)	(22,089)
Payment of dividends to Cheetah Mobile Inc. shareholders				(1,435,775)
Net cash used in financing activities	(4,866)	(706)	(9,640)	(1,450,657)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	171,851	24,918	(29,755)	(68,761)
Net increase (decrease) in cash and cash equivalents and restricted cash	(68,212)	(9,890)	284,252	314,813
Cash and cash equivalents and restricted cash at beginning of year	1,584,707	229,761	1,300,455	985,642
Cash and cash equivalents and restricted cash at end of year	1,516,495	219,871	1,584,707	1,300,455
Supplemental disclosures
Cash payments for income taxes	(12,365)	(1,793)	(5,974)	(9,016)
Cash payments for interest expenses			(8)	(223)
Cash payments for operating leases	(15,446)	(2,239)	(37,448)	(45,342)
Right-of-use assets (released) obtained in exchange for operating lease liabilities-Non-cash	9,768	1,416	52,338	(113,978)
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities	5,896	855	3,917	4,547
Disposal of investment, businesses and subsidiaries included in prepayments and other current assets	¥ 9,348	$ 1,355	¥ 57,611	32,606
Disposal of investment, businesses and subsidiaries included in related parties				¥ 23,418